CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Cost of Sales USD ($)	Dec. 31, 2011 Cost of Sales CNY	Dec. 31, 2010 Cost of Sales CNY	Dec. 31, 2009 Cost of Sales CNY	Dec. 31, 2011 General and Administrative Expense USD ($)	Dec. 31, 2011 General and Administrative Expense CNY	Dec. 31, 2010 General and Administrative Expense CNY	Dec. 31, 2009 General and Administrative Expense CNY	Dec. 31, 2011 Selling and Marketing Expense USD ($)	Dec. 31, 2011 Selling and Marketing Expense CNY	Dec. 31, 2010 Selling and Marketing Expense CNY	Dec. 31, 2009 Selling and Marketing Expense CNY	Dec. 31, 2011 Research and Development Expense USD ($)	Dec. 31, 2011 Research and Development Expense CNY	Dec. 31, 2010 Research and Development Expense CNY	Dec. 31, 2009 Research and Development Expense CNY
Revenue	$ 71,994	453,116	402,335	368,447
Business tax	2,743	17,257	13,493	13,741
Net revenue	69,251	435,859	388,842	354,706
Cost of revenue	29,489	185,604	147,702	138,362
Gross profit	39,762	250,255	241,140	216,344
Operating expenses:
General and administrative	14,927	93,950	84,110	82,858
Selling and marketing	8,385	52,777	37,632	23,688
Research and development	6,449	40,589	37,358	30,385
Total operating expenses	29,761	187,316	159,100	136,931
Income from operations	10,001	62,939	82,040	79,413
Other income	159	1,003	572	1,748
Interest income	1,405	8,843	5,552	4,980
Interest expense			(5)	(2)
Investment income	132	832	1,071
Gain on consolidation of Hongcheng Xueyuan			260
Income before income tax provisions	11,697	73,617	89,490	86,139
Income tax provisions (benefits):
- Current	3,667	23,078	17,933	18,981
- Deferred	(959)	(6,034)	(4,600)	306
Total income tax provisions	2,708	17,044	13,333	19,287
Net income	8,989	56,573	76,157	66,852
Less: net income attributable to the noncontrolling interests	6,316	39,752	36,840	32,073
Net income attributable to ChinaEdu Corporation shareholders	2,673	16,821	39,317	34,779
Net income per share attributable to ChinaEdu Corporation shareholders - basic	$ 0.06	0.35	0.82	0.71
Net income per share attributable to ChinaEdu Corporation shareholders - diluted	$ 0.05	0.33	0.76	0.66
Weighted average shares used in calculating basic net income per share attributable to ChinaEdu Corporation shareholders	47,453,930	47,453,930	48,004,323	48,844,606
Weighted average shares used in calculating diluted net income per share attributable to ChinaEdu Corporation shareholders	50,669,229	50,669,229	52,010,229	52,519,683
Share-based compensation expense					$ 83	522	815	489	$ 462	2,909	2,760	5,982	$ 438	2,755	2,248	676	$ 47	297	460	269